Earnings Per Share - Schedule of (Loss) Profit Per share (Parenthetical) (Detail) - $ / shares	Mar. 31, 2019	Mar. 31, 2018
Class of Stock [Line Items]
Equity shares, issued	41,040,028	25,996,932
Follow-on Public Offering (FPO) [Member]
Class of Stock [Line Items]
Equity shares, issued	14,915,542
Equity shares, price per share	$ 12.50